RELATED PARTY TRANSACTIONS (Details) - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Salaries and consulting fees	$ 880,195	$ 1,118,694	$ 875,058
Share-based compensation		13,043	70,040
Stock option expense	161,422	20,082	64,436
Total	$ 1,041,617	$ 1,151,819	$ 1,009,534